Right Of Use assets - Schedule of Net Impairment Losses Reversals of Right of Use Assets (Details) - CAD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses	$ 0	$ (94)	$ (415)	$ 1,597	$ 2,539	$ 1,313	$ 0	$ 0	$ 1,088	$ 3,852
Liquor Retail
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses	0	(192)	(132)	(159)	0	1,211	0	0	(483)	1,211
Cannabis Retail
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment losses	$ 0	$ 98	$ (283)	$ 1,756	$ 2,539	$ 102	$ 0	$ 0	$ 1,571	$ 2,641